Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

The following table summarizes the notional amounts and estimated fair values of the Company’s derivative instruments at December 31, 2014 and September 30, 2014 (in thousands).

	December 31, 2014
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,018,809	Liabilities	$1,118	$(33,513)
Mortgage loan commitments	31,834	Assets	14	—
Mortgage loan forward sale contracts	36,004	Liabilities	—	(14)

	September 30, 2014
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$986,440	Liabilities	$6,213	$(19,286)
Mortgage loan commitments	22,563	Assets	19	—
Mortgage loan forward sale contracts	28,459	Liabilities	—	(19)

The following table summarizes the notional amounts and estimated fair values of the Company’s derivative instruments at September 30, 2014 and 2013 (in thousands).

	2014
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$986,440	Liabilities	$6,213	$(19,286)
Mortgage loan commitments	22,563	Assets	19	—
Mortgage loan forward sale contracts	28,459	Liabilities	—	(19)

	2013
	Notional Amount	Balance Sheet Location	Positive Fair Value	Negative Fair Value
Derivatives not designated as hedging instruments:
Interest rate swaps	$864,040	Liabilities	$12,404	$(13,555)
Mortgage loan commitments	16,040	Assets	375	—
Mortgage loan forward sale contracts	21,881	Liabilities	—	(375)

Schedule of derivative instruments, effect on other comprehensive income (loss)

The effect of derivatives on the consolidated statements of comprehensive income for the three months ended December 31, 2014 and 2013 (in thousands) was as follows:

	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
		December 31, 2014	December 31, 2013
Derivatives not designated as hedging instruments:
Interest rate swaps	Noninterest income	$(24,605)	$4,837
Mortgage loan commitments	Noninterest income	14	3
Mortgage loan forward sale contracts	Noninterest income	(14)	(3)

The effect of derivatives on the consolidated statements of comprehensive income for the years ended September 30, 2014, 2013 and 2012 (in thousands) was as follows:

	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
		2014	2013	2012
Derivatives not designated as hedging instruments:
Interest rate swaps	Noninterest income	$(11,922)	$40,305	$(19,369)
Mortgage loan commitments	Noninterest income	19	375	(1,661)
Mortgage loan forward sale contracts	Noninterest income	(19)	(375)	1,661

Offsetting liabilities

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at December 31, 2014 and September 30, 2014, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/ Pledged Financial Instruments[1]	Net Amount
December 31, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$1,118	$(1,118)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(33,513)	1,118	(32,395)	32,395	—

Total derivative financial liabilities	$(32,395)	$—	$(32,395)	$32,395	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/ Pledged Financial Instruments	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at September 30, 2014 and 2013, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments[1]	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
September 30, 2013
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$12,404	$(12,404)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(13,555)	12,404	(1,151)	—	(1,151)

Total derivative financial liabilities	$(1,151)	$—	$(1,151)	$—	$(1,151)

Offsetting assets

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at December 31, 2014 and September 30, 2014, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/ Pledged Financial Instruments[1]	Net Amount
December 31, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$1,118	$(1,118)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(33,513)	1,118	(32,395)	32,395	—

Total derivative financial liabilities	$(32,395)	$—	$(32,395)	$32,395	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/ Pledged Financial Instruments	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

The following tables (in thousands) present the Company’s gross derivative financial assets and liabilities at September 30, 2014 and 2013, and the related impact of enforceable master netting arrangements and cash collateral, where applicable:

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments[1]	Net Amount
September 30, 2014
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$6,213	$(6,213)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(19,286)	6,213	(13,073)	13,073	—

Total derivative financial liabilities	$(13,073)	$—	$(13,073)	$13,073	$—

[1]	The actual amount of collateral exceeds the fair value exposure, at the individual counterparty level, as of the date presented.

	Gross Amount	Amount Offset	Net Amount Presented in Consolidated Balance Sheets	Held/Pledged Financial Instruments	Net Amount
September 30, 2013
Derivative financial assets:
Derivatives subject to master netting arrangement or similar arrangement	$12,404	$(12,404)	$—	$—	$—
Derivative financial liabilities:
Derivatives subject to master netting arrangement or similar arrangement	(13,555)	12,404	(1,151)	—	(1,151)

Total derivative financial liabilities	$(1,151)	$—	$(1,151)	$—	$(1,151)